Earnings per share (Details) - USD ($)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Numerator:
Net income attributable to Xinyuan Real Estate Co., Ltd. Shareholders - basic		$ 72,977,548	$ 66,482,107	$ 48,515,730
Interest expense associated with the Convertible Note		0	0	2,690,572
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders - diluted		$ 72,977,548	$ 66,482,107	$ 51,206,302
Denominator:
Weighted average number of shares outstanding, basic	[1]	133,261,510	142,625,427	151,935,765
Convertible Note (Note 12)		0	0	24,561,789
Stock options		1,271,209	348,603	620,681
Restricted stock units		3,120,310	3,513,919	0
Weighted average number of shares outstanding-diluted		137,653,029	146,487,949	177,118,235
Basic earnings per share		$ 0.55	$ 0.47	$ 0.32
Diluted earnings per share		$ 0.53	$ 0.45	$ 0.29
Employee Stock Option [Member]
Numerator:
Anti-dilutive shares		2,260,762	11,878,986	4,086,084

[1]	The restricted shares repurchased by the trustee that are unvested are excluded from the number of shares outstanding for purposes of computing basic earnings per share in accordance with ASC 260. However, these unvested restricted shares are factored into the computation of diluted earnings per share using the treasury stock method.